Income Taxes - Narrative (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Tax Credit Carryforward [Line Items]
Operating loss carryforwards, expiring beginning 2031	$ 61,400,000
Operating loss carryforwards with indefinite life	108,000,000.0
Valuation allowance released in current period	0
Federal
Tax Credit Carryforward [Line Items]
Operating loss carryforwards	169,400,000
State
Tax Credit Carryforward [Line Items]
Operating loss carryforwards	$ 89,392,000